Interest and finance costs (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2012	2011	2010
Interest expense (Note 6)	2,652	551	274
Amortization and write-off of deferred financing costs	197	681	110
Commitment fees and other	217	372	127
Total	3,066	1,604	511